SHARE-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) Share $ / shares	Dec. 31, 2019 CAD ($) Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | Share	1,835,000	4,612,000
Share options granted, average exercise price	$ 0.85	$ 0.75
Weighted average grant-date fair value	$ 0.46	$ 0.41
Weighted average fair value at measurement date share options granted | $	$ 899	$ 1,696
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan	9.50%
Directors, executives and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | Share	1,835,000	4,611,500
Share options granted, average exercise price	$ 0.85	$ 0.75
Total fair value of options granted | $	$ 844	$ 1,891
Weighted average grant-date fair value	$ 0.46	$ 0.41
Independent directors [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan for independent directors	1.00%
Options exercise period	5 years
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term financial liability | $	$ 3,525	$ 1,483
Number of units granted in share-based payment arrangement | Share	572,000	682,000
Weighted average fair value at measurement date share awards granted per share	$ 0.72	$ 0.78
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | Share	825,000	875,000
Performance Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	0.00%
Performance Share Units [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	250.00%
Weighted average fair value at measurement date share awards granted per share	$ 0.59	$ 1.33
Performance Share Units [Member] | Senior Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | Share	825,000	875,000